Shareholder Fees	Jan. 28, 2026 USD ($)
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0